Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 1,145,808	¥ 411,133	¥ 331,007
Interest payments	369,770	352,590	325,575
Capital lease obligations incurred	¥ 3,709	¥ 3,422	¥ 3,749